Securities Joint Venture With Morgan Stanley (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Nov. 24, 2011	Apr. 22, 2011	May 01, 2010
MUMSS [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of original interest in a subsidiary				100.00%
Percentage of economic and voting rights interests in a subsidiary				60.00%
Percentage of economic and voting rights interests in a subsidiary				40.00%
Noncontrolling interest recorded from an equity transaction in a subsidiary				¥ 127
Amount of capital surplus recorded from an equity transaction in a subsidiary				21
Amount of capital contribution		20	30
Employee termination expenses related to early retirement program	20
Percentage of economic interest in a subsidiary		60.00%
Percentage share of the increase in the net asset value of a subsidiary, held by Morgan Stanley		40.00%
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests		8	12
Amount of capital contribution to meet an anticipated change in regulatory capital requirement		15
Amount of capital contribution to meet an anticipated change in regulatory capital requirement, by Morgan Stanley		¥ 10
MSMS [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of voting rights interest in an affiliate				49.00%
Percentage of economic interest in an affiliate				60.00%
Percentage of voting rights interest in an affiliate, held by Morgan Stanley				51.00%
Percentage of economic interest in an affiliate, held by Morgan Stanley				40.00%